Subsequent events - Additional Information (Detail)	Apr. 20, 2023 CLP ($) director $ / shares shares	Jan. 19, 2023 director stockholder EquityInstruments shares	Jan. 18, 2023 director shares	Mar. 24, 2022 director	Apr. 19, 2023 item
Disclosure of non-adjusting events after reporting period [line items]
Number of alternate directors | director		1	2	2
Number of regular directors | director		7	11	11
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of board of directors | director		7	11
Number of alternate directors | director		1	2
Term of holding shareholders meeting		60 days
Shares authorized | shares		216,347,305	973,517,871,202
Shares converted | shares		4,500
Shares issued | shares		1
Exchange ratio of new shares issued		0.00022222222222222
Number of new shares, Share capital is divided | shares		216,347,305
Number of back up shares reserved | shares		10,000
Number of shareholders loses status due to exchange of shares | stockholder		0
Number of stock exchange business days		60 years
Number of shares issuable | EquityInstruments		216,347,305
Major ordinary share transactions [member] | Bottom of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares held by shareholder on exchange date | EquityInstruments		4,500
Announcing or commencing implementation of major restructuring [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of principal members | director	7
Number of alternate members appointed | director	1
Percentage of dividend payable on distributable net income	30.00%
Dividends | $	$ 130,123,237,338
Number of shares issued | shares	973,517,871,202
Dividends payable per share | $ / shares	$ 0.1336629158920
Percentage of profits to be retained	70.00%
Number of business days prior to the date of payment | item					5